July 20, 2001

                        DREYFUS VARIABLE INVESTMENT FUND
                             SPECIAL VALUE PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2001

      Douglas D. Ramos, CFA, is the portfolio's primary portfolio manager, a position he held since February 1998. Mr. Ramos has served as portfolio manager for various Dreyfus funds since joining Dreyfus in July 1997. For more than five years prior thereto, he was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.

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